UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09637 and 811-09739

Name of Fund:    BlackRock Large Cap Series Funds, Inc.

BlackRock Large Cap Core Fund

BlackRock Large Cap Core Plus Fund

BlackRock Large Cap Core Retirement Portfolio

BlackRock Large Cap Growth Fund

BlackRock Large Cap Growth Retirement Portfolio

BlackRock Large Cap Value Fund

BlackRock Large Cap Value Retirement Portfolio

Master Large Cap Series LLC

Master Large Cap Core Portfolio

Master Large Cap Growth Portfolio

Master Large Cap Value Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2014

Date of reporting period: 06/30/2014

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2014 (Unaudited)	BlackRock Large Cap Core Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Core Portfolio	$1,799,115,396
Total Investments (Cost — $ 1,351,558,193) — 100.1%	1,799,115,396
Liabilities in Excess of Other Assets — (0.1)%	(1,596,424)

Net Assets — 100.0%	$1,797,518,972

Notes to Schedule of Investments

BlackRock Large Cap Core Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Core Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of June 30, 2014, the value of the investment and the percentage owned by the Fund of the Master LLC was $1,799,115,396 and 76.2%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2014, the Fund’s investment in the Master LLC was classified as Level 2.

There were no transfers between levels during the period ended June 30, 2014.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2014	1

Schedule of Investments June 30, 2014 (Unaudited)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.5%
Rockwell Collins, Inc.	2,530	$197,694
Airlines — 2.9%
Delta Air Lines, Inc.	10,650	412,368
Southwest Airlines Co.	11,300	303,518
United Continental Holdings, Inc. (a)(b)	8,720	358,130

		1,074,016
Auto Components — 3.6%
BorgWarner, Inc.	7,700	501,963
TRW Automotive Holdings Corp. (a)	9,420	843,278

		1,345,241
Banks — 15.3%
Bank of America Corp.	70,407	1,082,156
Citigroup, Inc. (b)	21,660	1,020,186
JPMorgan Chase & Co. (b)	25,193	1,451,621
SunTrust Banks, Inc.	19,570	783,974
U.S. Bancorp (b)	26,920	1,166,174
Wells Fargo & Co.	4,820	253,339

		5,757,450
Beverages — 2.8%
Dr. Pepper Snapple Group, Inc.	10,810	633,250
Molson Coors Brewing Co., Class B	5,500	407,880

		1,041,130
Biotechnology — 3.2%
Amgen, Inc.	3,520	416,662
Biogen Idec, Inc. (a)	2,530	797,734

		1,214,396
Capital Markets — 1.0%
The Goldman Sachs Group, Inc.	2,260	378,414
Chemicals — 2.4%
Cabot Corp.	6,044	350,491
The Dow Chemical Co.	5,500	283,030
PPG Industries, Inc.	1,310	275,297

		908,818
Commercial Services & Supplies — 0.9%
Tyco International Ltd.	7,780	354,768
Communications Equipment — 5.0%
Brocade Communications Systems, Inc.	45,510	418,692
Cisco Systems, Inc.	34,180	849,373
QUALCOMM, Inc.	7,600	601,920

		1,869,985
Construction & Engineering — 0.4%
AECOM Technology Corp. (a)	4,130	132,986
Consumer Finance — 2.9%
Discover Financial Services (b)	17,760	1,100,765

Common Stocks	Shares	Value
Containers & Packaging — 1.8%
Packaging Corp. of America	9,306	$665,286
Electronic Equipment, Instruments & Components — 1.6%
TE Connectivity Ltd.	9,540	589,954
Energy Equipment & Services — 5.9%
Halliburton Co.	9,130	648,321
Oceaneering International, Inc.	3,290	257,048
Schlumberger Ltd. (b)	11,040	1,302,168

		2,207,537
Food & Staples Retailing — 3.2%
CVS Caremark Corp. (b)	15,760	1,187,831
Health Care Equipment & Supplies — 1.7%
Medtronic, Inc.	10,280	655,453
Health Care Providers & Services — 7.3%
Aetna, Inc. (b)	9,620	779,990
McKesson Corp.	4,220	785,806
UnitedHealth Group, Inc.	7,170	586,147
Universal Health Services, Inc., Class B	6,218	595,436

		2,747,379
Hotels, Restaurants & Leisure — 1.2%
Las Vegas Sands Corp.	5,900	449,698
Household Durables — 0.7%
Whirlpool Corp.	1,960	272,871
Industrial Conglomerates — 3.2%
3M Co.	8,420	1,206,081
Insurance — 6.5%
American Financial Group, Inc. (b)	7,920	471,715
American International Group, Inc.	15,510	846,536
Genworth Financial, Inc., Class A (a)	31,210	543,054
The Travelers Cos., Inc.	6,025	566,772

		2,428,077
Internet & Catalog Retail — 0.9%
The Priceline Group, Inc. (a)	280	336,840
Internet Software & Services — 5.9%
Facebook, Inc., Class A (a)	4,330	291,366
Google, Inc., Class A (a)	1,399	817,953
Google, Inc., Class C (a)	1,389	799,064
VeriSign, Inc. (a)	6,590	321,658

		2,230,041
IT Services — 6.3%
Cognizant Technology Solutions Corp., Class A (a)	8,400	410,844
DST Systems, Inc. (b)	7,065	651,181
MasterCard Inc., Class A (b)	14,440	1,060,907

Portfolio Abbreviations

ADR	American Depositary Receipts
ETF	Exchange-Traded Fund
S&P	Standard & Poor’s

2	BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2014

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
IT Services (concluded)
Total System Services, Inc.	7,787	$244,590

		2,367,522
Machinery — 3.9%
Dover Corp.	2,790	253,750
Kennametal, Inc.	4,430	205,020
Oshkosh Corp.	2,345	130,218
Parker Hannifin Corp.	3,368	423,459
WABCO Holdings, Inc. (a)	4,200	448,644

		1,461,091
Media — 3.2%
Comcast Corp., Class A (b)	22,220	1,192,770
Metals & Mining — 0.5%
Vale SA — ADR	12,900	170,667
Multiline Retail — 0.9%
Macy’s, Inc.	5,500	319,110
Oil, Gas & Consumable Fuels — 8.6%
BP PLC — ADR	12,060	636,165
Exxon Mobil Corp. (b)	1,905	191,795
Marathon Petroleum Corp.	8,482	662,190
PBF Energy, Inc., Class A	5,894	157,075
Suncor Energy, Inc.	20,115	857,502
Tesoro Corp. (b)	12,030	705,800

		3,210,527
Paper & Forest Products — 1.4%
Domtar Corp.	11,940	511,629
Pharmaceuticals — 9.0%
Merck & Co., Inc. (b)	20,670	1,195,759
Mylan, Inc. (a)	11,309	583,092
Pfizer, Inc. (b)	25,700	762,776
Salix Pharmaceuticals Ltd. (a)	2,632	324,657
Teva Pharmaceutical Industries Ltd. — ADR	9,618	504,176

		3,370,460
Road & Rail — 1.2%
Norfolk Southern Corp.	3,230	332,787
Union Pacific Corp.	1,320	131,670

		464,457
Semiconductors & Semiconductor Equipment — 1.3%
Micron Technology, Inc. (a)	14,600	481,070
Software — 3.0%
Microsoft Corp. (b)	6,525	272,093
Oracle Corp.	15,090	611,598
Symantec Corp.	10,970	251,213

		1,134,904
Specialty Retail — 3.8%
Lowe’s Cos., Inc.	19,550	938,205
Ross Stores, Inc.	7,400	489,362

		1,427,567
Technology Hardware, Storage & Peripherals — 8.8%
Apple Inc.	9,733	904,488
EMC Corp.	31,650	833,661
Hewlett-Packard Co.	15,343	516,752
NetApp, Inc.	1,939	70,812

Common Stocks	Shares	Value
Technology Hardware, Storage & Peripherals (concluded)
SanDisk Corp.	3,300	$344,619
Western Digital Corp.	7,040	649,792

		3,320,124
Total Long-Term Investments (Cost — $36,535,103) — 132.7%		49,784,609

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(d)	626,068	626,068
Total Short-Term Securities (Cost — $626,068) — 1.7%		626,068
Total Investments Before Investments Sold Short (Cost — $37,161,171*) — 134.4%		50,410,677

Investments Sold Short
Automobiles — (0.4)%
Tesla Motors, Inc.	660	(158,440)
Biotechnology — (2.6)%
Alkermes PLC	2,780	(139,917)
Ariad Pharmaceuticals, Inc.	19,690	(125,425)
BioMarin Pharmaceutical, Inc.	2,170	(134,996)
Cubist Pharmaceuticals, Inc.	1,910	(133,356)
Medivation, Inc.	1,760	(135,661)
Seattle Genetics, Inc.	3,360	(128,520)
Vertex Pharmaceuticals, Inc.	1,810	(171,371)

		(969,246)
Building Products — (1.0)%
Armstrong World Industries, Inc.	2,380	(136,683)
Fortune Brands Home & Security, Inc.	3,290	(131,370)
Owens Corning	3,120	(120,682)

		(388,735)
Capital Markets — (0.4)%
Federated Investors, Inc., Class B	4,520	(139,758)
Chemicals — (0.7)%
FMC Corp.	1,720	(122,447)
Rayonier Advanced Materials Inc.	416	(16,120)
WR Grace & Co.	1,480	(139,904)

		(278,471)
Commercial Services & Supplies — (0.4)%
Iron Mountain, Inc.	4,230	(149,954)
Communications Equipment — (0.4)%
JDS Uniphase Corp.	11,840	(147,645)
Electric Utilities — (0.4)%
Northeast Utilities	2,970	(140,392)
Electrical Equipment — (0.5)%
SolarCity Corp.	2,740	(193,444)

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2014	3

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Investments Sold Short	Shares	Value
Electronic Equipment, Instruments & Components — (0.4)%
National Instruments Corp.	4,460	$(144,459)
Energy Equipment & Services — (0.7)%
Dresser-Rand Group, Inc.	2,130	(135,745)
McDermott International, Inc.	17,290	(139,876)

		(275,621)
Food & Staples Retailing — (1.1)%
The Fresh Market, Inc.	3,970	(132,876)
Sprouts Farmers Market Inc.	4,600	(150,512)
Whole Foods Market, Inc.	3,200	(123,616)

		(407,004)
Health Care Providers & Services — (0.7)%
Brookdale Senior Living, Inc.	3,950	(131,693)
Tenet Healthcare Corp.	2,750	(129,085)

		(260,778)
Health Care Technology — (0.4)%
Allscripts Healthcare Solutions, Inc.	8,780	(140,919)
Internet & Catalog Retail — (0.8)%
Groupon, Inc.	22,100	(146,302)
HomeAway, Inc.	4,550	(158,431)

		(304,733)
Internet Software & Services — (0.8)%
Equinix, Inc.	660	(138,659)
LinkedIn Corp., Class A	830	(142,320)

		(280,979)
Machinery — (0.7)%
Harsco Corp.	4,900	(130,487)
Navistar International Corp.	3,490	(130,805)

		(261,292)
Media — (2.6)%
Charter Communications, Inc., Class A	900	(142,542)
Clear Channel Outdoor Holdings, Inc., Class A	16,010	(130,962)
DISH Network Corp., Class A	2,270	(147,732)
DreamWorks Animation SKG, Inc., Class A	4,780	(111,183)
Liberty Media Corp., Class A	1,020	(139,414)
Lions Gate Entertainment Corp.	4,930	(140,899)
The Madison Square Garden Co., Class A	2,360	(147,382)

		(960,114)
Metals & Mining — (0.8)%
Nucor Corp.	2,640	(130,020)
Royal Gold, Inc.	2,120	(161,374)

		(291,394)
Multiline Retail — (0.4)%
Sears Holdings Corp.	3,330	(133,067)
Multi-Utilities — (0.7)%
Dominion Resources, Inc.	1,950	(139,464)
Sempra Energy	1,330	(139,264)

		(278,728)
Oil, Gas & Consumable Fuels — (3.8)%
Cabot Oil & Gas Corp.	3,830	(130,756)
Cheniere Energy, Inc.	2,020	(144,834)
Cobalt International Energy, Inc.	7,280	(133,588)
Energen Corp.	1,530	(135,986)

Investments Sold Short	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
Gulfport Energy Corp.	2,110	$(132,508)
Laredo Petroleum, Inc.	4,640	(143,747)
ONEOK, Inc.	2,060	(140,245)
QEP Resources, Inc.	4,210	(145,245)
Ultra Petroleum Corp.	4,860	(144,293)
The Williams Cos., Inc.	2,810	(163,570)

		(1,414,772)
Pharmaceuticals — (1.1)%
Perrigo Co. PLC	960	(139,930)
Theravance, Inc.	5,240	(156,047)
Zoetis, Inc.	4,150	(133,920)

		(429,897)
Real Estate Investment Trusts (REITs) — (2.4)%
AvalonBay Communities, Inc.	430	(61,142)
Corporate Office Properties Trust	2,150	(59,793)
Crown Castle International Corp.	800	(59,408)
Essex Property Trust, Inc.	340	(62,869)
Federal Realty Investment Trust	510	(61,669)
Health Care REIT, Inc.	960	(60,163)
The Macerich Co.	920	(61,410)
Plum Creek Timber Co., Inc.	1,360	(61,336)
Rayonier, Inc.	1,250	(44,438)
Senior Housing Properties Trust	2,510	(60,968)
Tanger Factory Outlet Centers, Inc.	1,680	(58,750)
Taubman Centers, Inc.	810	(61,406)
Ventas, Inc.	940	(60,254)
Vornado Realty Trust	570	(60,836)
Weyerhaeuser Co.	1,940	(64,195)

		(898,637)
Real Estate Management & Development — (0.5)%
Forest City Enterprises, Inc., Class A	3,060	(60,802)
The Howard Hughes Corp.	410	(64,710)
Realogy Holdings Corp.	1,640	(61,844)

		(187,356)
Road & Rail — (1.1)%
Genesee & Wyoming, Inc., Class A	1,310	(137,550)
Hertz Global Holdings, Inc.	5,100	(142,953)
Kansas City Southern	1,260	(135,463)

		(415,966)
Semiconductors & Semiconductor Equipment — (1.8)%
Advanced Micro Devices, Inc.	32,110	(134,541)
Atmel Corp.	14,410	(135,022)
Cree, Inc.	2,840	(141,858)
Silicon Laboratories, Inc.	2,860	(140,855)
Teradyne, Inc.	6,970	(136,612)

		(688,888)
Software — (3.0)%
Compuware Corp.	13,690	(136,763)
Concur Technologies, Inc.	1,560	(145,610)
Informatica Corp.	3,640	(129,766)
NetSuite, Inc.	1,700	(147,696)
Nuance Communications, Inc.	7,820	(146,781)
ServiceNow, Inc.	2,420	(149,943)
TIBCO Software, Inc.	6,630	(133,727)

4	BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2014

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Investments Sold Short	Shares	Value
Software (concluded)
Workday, Inc., Class A	1,680	$(150,965)

		(1,141,251)
Specialty Retail — (1.1)%
Cabela’s, Inc.	2,160	(134,784)
CarMax, Inc.	2,900	(150,829)
Tiffany & Co.	1,330	(133,333)

		(418,946)
Technology Hardware, Storage & Peripherals — (0.9)%
3D Systems Corp.	2,660	(159,068)
Stratasys Ltd.	1,480	(168,172)

		(327,240)

Investments Sold Short	Shares	Value
Textiles, Apparel & Luxury Goods — (0.3)%
PVH Corp.	1,110	$(129,426)
Wireless Telecommunication Services — (0.4)%
United States Cellular Corp.	3,280	(133,824)
Total Investments Sold Short (Proceeds — $11,632,717) — (33.3)%		(12,491,376)
Total Investments — 101.1%		37,919,301
Liabilities in Excess of Other Assets — (1.1)%		(396,908)

Net Assets — 100.0%		$37,522,393

Notes to Schedule of Investments

*	As of June 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$37,344,914

Gross unrealized appreciation	$13,138,263
Gross unrealized depreciation	(72,500)

Net unrealized appreciation	$13,065,763

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged as collateral in connection with short sales.

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended June 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2013	Shares Purchased	Shares Sold		Shares Held at June 30, 2014	Value at June 30, 2014	Income	Realized Loss
BlackRock Liquidity Funds, TempFund, Institutional Class	1,090,497	—	464,429	[1]	626,068	$626,068	$1,143	—
iShares Core S&P 500 ETF	1,600	4,900	6,500		—	—	$767	$(862)

[1] Represents net shares sold.

(d)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2014	5

Schedule of Investments (concluded )

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$49,784,609	—	—	$49,784,609
Short-Term Securities	626,068	—	—	626,068
Liabilities:
Investments:
Investments Sold Short[1]	(12,491,376)	—	—	(12,491,376)
Total	$37,919,301	—	—	$37,919,301

[1] See above Schedule of Investments for values in each industry.

There were no transfers between levels during the period ended June 30, 2014.

6	BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2014

Schedule of Investments June 30, 2014 (Unaudited)	BlackRock Large Cap Growth Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Growth Portfolio	$1,193,374,402
Total Investments (Cost — $908,423,080) — 100.1%	1,193,374,402
Liabilities in Excess of Other Assets — (0.1)%	(850,742)

Net Assets — 100.0%	$1,192,523,660

Notes to Schedule of Investments

BlackRock Large Cap Growth Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Growth Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of June 30, 2014, the value of the investment and the percentage owned by the Fund of the Master LLC was $1,193,374,402 and 95.7%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2014, the Fund’s investment in the Master LLC was classified as Level 2.

There were no transfers between levels during the period ended June 30, 2014.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2014	7

Schedule of Investments June 30, 2014 (Unaudited)	BlackRock Large Cap Value Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Value Portfolio	$843,061,139
Total Investments (Cost — $ 600,160,149) — 100.1%	843,061,139
Liabilities in Excess of Other Assets — (0.1)%	(920,644)

Net Assets — 100.0%	$842,140,495

Notes to Schedule of Investments

BlackRock Large Cap Value Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Value Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of June 30, 2014, the value of the investment and the percentage owned by the Fund of the Master LLC was $843,061,139 and 83.9%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierar chy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatili ties, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2014, the Fund’s investment in the Master LLC was classified as Level 2.

There were no transfers between levels during the period ended June 30, 2014.

8	BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2014

Schedule of Investments June 30, 2014 (Unaudited)	BlackRock Large Cap Core Retirement Portfolio
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Core Portfolio	$1,611,208
Total Investments (Cost — $ 1,116,551) — 100.3%	1,611,208
Liabilities in Excess of Other Assets — (0.3)%	(4,208)

Net Assets — 100.0%	$1,607,000

Notes to Schedule of Investments

BlackRock Large Cap Core Retirement Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Core Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of June 30, 2014, the value of the investment and the percentage owned by the Fund of the Master LLC was $1,611,208 and 0.1%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierar chy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatili ties, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2014, the Fund’s investment in the Master LLC was classified as Level 2.

There were no transfers between levels during the period ended June 30, 2014.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2014	9

Schedule of Investments June 30, 2014 (Unaudited)	BlackRock Large Cap Growth Retirement Portfolio
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Growth Portfolio	$971,769
Total Investments (Cost — $153,018) — 100.6%	971,769
Liabilities in Excess of Other Assets — (0.6)%	(5,375)

Net Assets — 100.0%	$966,394

Notes to Schedule of Investments

BlackRock Large Cap Growth Retirement Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Growth Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of June 30, 2014, the value of the investment and the percentage owned by the Fund of the Master LLC was $971,769 and 0.1%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierar chy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2014, the Fund’s investment in the Master LLC was classified as Level 2.

There were no transfers between levels during the period ended June 30, 2014.

10	BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2014

Schedule of Investments June 30, 2014 (Unaudited)	BlackRock Large Cap Value Retirement Portfolio
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Large Cap Value Portfolio	$161,684,829
Total Investments (Cost — $ 144,658,586) — 100.0%	161,684,829
Liabilities in Excess of Other Assets — 0.0%	(33,012)

Net Assets — 100.0%	$161,651,817

Notes to Schedule of Investments

BlackRock Large Cap Value Retirement Portfolio (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Value Portfolio (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of June 30, 2014, the value of the investment and the percentage owned by the Fund of the Master LLC was $161,684,829 and 16.1%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2014, the Fund’s investment in the Master LLC was classified as Level 2.

There were no transfers between levels during the period ended June 30, 2014.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2014	11

Schedule of Investments June 30, 2014 (Unaudited)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.4%
Rockwell Collins, Inc.	120,800	$9,439,312
Airlines — 2.2%
Delta Air Lines, Inc.	516,700	20,006,624
Southwest Airlines Co.	528,800	14,203,568
United Continental Holdings, Inc. (a)	419,068	17,211,123

		51,421,315
Auto Components — 2.5%
BorgWarner, Inc.	261,500	17,047,185
TRW Automotive Holdings Corp. (a)	476,239	42,632,915

		59,680,100
Banks — 12.3%
Bank of America Corp.	3,980,206	61,175,766
Citigroup, Inc.	1,054,018	49,644,248
JPMorgan Chase & Co.	1,227,824	70,747,219
SunTrust Banks, Inc.	794,100	31,811,646
U.S. Bancorp	1,481,375	64,173,165
Wells Fargo & Co.	234,900	12,346,344

		289,898,388
Beverages — 2.0%
Dr. Pepper Snapple Group, Inc.	493,800	28,926,804
Molson Coors Brewing Co., Class B	258,500	19,170,360

		48,097,164
Biotechnology — 2.6%
Amgen, Inc.	202,200	23,934,414
Biogen Idec, Inc. (a)	119,610	37,714,229

		61,648,643
Capital Markets — 1.1%
The Goldman Sachs Group, Inc.	149,951	25,107,795
Chemicals — 1.0%
Cabot Corp.	166,574	9,659,626
The Dow Chemical Co.	283,500	14,588,910

		24,248,536
Commercial Services & Supplies — 0.7%
Tyco International Ltd.	376,000	17,145,600
Communications Equipment — 3.6%
Brocade Communications Systems, Inc.	1,868,042	17,185,986
Cisco Systems, Inc.	1,564,300	38,872,855
QUALCOMM, Inc.	353,000	27,957,600

		84,016,441
Construction & Engineering — 0.3%
AECOM Technology Corp. (a)	195,400	6,291,880
Consumer Finance — 2.4%
Discover Financial Services	899,400	55,744,812

Common Stocks	Shares	Value
Containers & Packaging — 1.2%
Packaging Corp. of America	396,213	$28,325,267
Electronic Equipment, Instruments & Components — 0.7%
TE Connectivity Ltd.	283,200	17,513,088
Energy Equipment & Services — 4.7%
Halliburton Co.	463,100	32,884,731
Oceaneering International, Inc.	178,200	13,922,766
Schlumberger Ltd.	537,200	63,362,740

		110,170,237
Food & Staples Retailing — 2.8%
CVS Caremark Corp.	868,925	65,490,877
Health Care Equipment & Supplies — 1.4%
Medtronic, Inc.	529,700	33,773,672
Health Care Providers & Services — 5.5%
Aetna, Inc.	466,000	37,783,280
McKesson Corp.	203,325	37,861,148
UnitedHealth Group, Inc.	351,800	28,759,650
Universal Health Services, Inc., Class B	274,550	26,290,908

		130,694,986
Hotels, Restaurants & Leisure — 0.9%
Las Vegas Sands Corp.	277,800	21,173,916
Household Durables — 0.6%
Whirlpool Corp.	97,680	13,599,010
Industrial Conglomerates — 2.5%
3M Co.	405,275	58,051,591
Insurance — 4.9%
American Financial Group, Inc.	99,300	5,914,308
American International Group, Inc.	1,025,300	55,960,874
Genworth Financial, Inc., Class A (a)	1,509,700	26,268,780
The Travelers Cos., Inc.	290,400	27,317,928

		115,461,890
Internet & Catalog Retail — 0.8%
The Priceline Group, Inc. (a)	15,330	18,441,990
Internet Software & Services — 4.5%
Facebook, Inc., Class A (a)	194,900	13,114,821
Google, Inc., Class A (a)	66,195	38,702,231
Google, Inc., Class C (a)	65,845	37,879,312
VeriSign, Inc. (a)	318,700	15,555,747

		105,252,111
IT Services — 3.6%
Cognizant Technology Solutions Corp., Class A (a)	404,600	19,788,986

Portfolio Abbreviation

ADR	American Depositary Receipts

12	BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2014

Schedule of Investments (continued)	Master Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
IT Services (concluded)
MasterCard, Inc., Class A	720,500	$52,935,135
Total System Services, Inc.	383,254	12,038,008

		84,762,129
Machinery — 2.2%
Kennametal, Inc.	205,600	9,515,168
Oshkosh Corp.	117,200	6,508,116
Parker Hannifin Corp.	166,686	20,957,431
WABCO Holdings, Inc. (a)	141,200	15,082,984

		52,063,699
Media — 2.9%
Comcast Corp., Class A	1,258,100	67,534,808
Metals & Mining — 0.3%
Vale SA — ADR	619,700	8,198,631
Multiline Retail — 0.7%
Macy’s, Inc.	263,800	15,305,676
Oil, Gas & Consumable Fuels — 5.5%
BP PLC — ADR	553,500	29,197,125
Exxon Mobil Corp.	90,600	9,121,608
Marathon Petroleum Corp.	398,515	31,112,066
PBF Energy, Inc., Class A	203,807	5,431,457
Suncor Energy, Inc.	964,640	41,122,603
Tesoro Corp.	225,393	13,223,807

		129,208,666
Paper & Forest Products — 0.8%
Domtar Corp.	453,000	19,411,050
Pharmaceuticals — 7.3%
Johnson & Johnson	115,725	12,107,150
Merck & Co., Inc.	1,053,400	60,939,190
Mylan, Inc. (a)	513,679	26,485,289
Pfizer, Inc.	1,177,275	34,941,522
Salix Pharmaceuticals Ltd. (a)	118,210	14,581,204
Teva Pharmaceutical Industries Ltd. — ADR	449,836	23,580,403

		172,634,758
Road & Rail — 0.9%
Norfolk Southern Corp.	151,900	15,650,257
Union Pacific Corp.	62,000	6,184,500

		21,834,757

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment — 0.9%
Micron Technology, Inc. (a)	655,400	$21,595,430
Software — 2.3%
Microsoft Corp.	359,950	15,009,915
Oracle Corp.	736,000	29,830,080
Symantec Corp.	454,300	10,403,470

		55,243,465
Specialty Retail — 3.3%
Lowe’s Cos., Inc.	1,135,700	54,502,243
Ross Stores, Inc.	360,400	23,833,252

		78,335,495
Technology Hardware, Storage & Peripherals — 6.8%
Apple, Inc.	484,750	45,047,817
EMC Corp.	1,576,800	41,532,912
Hewlett-Packard Co.	721,176	24,289,208
NetApp, Inc.	95,132	3,474,221
SanDisk Corp.	146,500	15,298,995
Western Digital Corp.	339,190	31,307,237

		160,950,390
Total Long-Term Investments (Cost — $1,719,280,434) — 99.1%		2,337,767,575

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)(c)	19,698,506	19,698,506
Total Short-Term Securities (Cost — $19,698,506) — 0.8%		19,698,506
Total Investments (Cost — $1,738,978,940*) — 99.9%		2,357,466,081
Other Assets Less Liabilities — 0.1%		2,791,125

Net Assets — 100.0%		$2,360,257,206

Notes to Schedule of Investments

*	As of June 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,741,818,070

Gross unrealized appreciation	$621,919,113
Gross unrealized depreciation	(6,271,102)

Net unrealized appreciation	$615,648,011

(a)	Non-income producing security.

(b)	Investments in issuers considered to be an affiliate of the Portfolio during the period ended June 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at September 30, 2013	Net Activity	Shares/Beneficial Interest Held at June 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	47,573,194	(27,874,688)	19,698,506	$9,801
BlackRock Liquidity Series, LLC, Money Market Series	$18,691,623	$(18,691,623)	—	$4,651

(c)	Represents the current yield as of report date.

BLACKROCK LARGE CAP SERIES FUNDS, IINC.	JUNE 30, 2014	13

Schedule of Investments (concluded)	Master Large Cap Core Portfolio

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Portfolio’s investments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$2,337,767,575	—	—	$2,337,767,575
Short-Term Securities	19,698,506	—	—	19,698,506
Total	$2,357,466,081	—	—	$2,357,466,081

[1] See above Schedule of Investments for values in each industry.

There were no transfers between levels during the period ended June 30, 2014.

14	BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2014

Schedule of Investments June 30, 2014 (Unaudited)	Master Large Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.7%
Rockwell Collins, Inc.	106,500	$8,321,910
Airlines — 2.2%
Delta Air Lines, Inc.	270,600	10,477,632
Southwest Airlines Co.	242,700	6,518,922
United Continental Holdings, Inc. (a)	241,702	9,926,701

		26,923,255
Auto Components — 1.2%
BorgWarner, Inc.	226,400	14,759,016
Banks — 2.0%
U.S. Bancorp	588,500	25,493,820
Beverages — 2.5%
The Coca-Cola Co.	399,700	16,931,292
Dr. Pepper Snapple Group, Inc.	233,700	13,690,146

		30,621,438
Biotechnology — 4.7%
Amgen, Inc.	189,900	22,478,463
Biogen Idec, Inc. (a)	75,570	23,827,977
Gilead Sciences, Inc. (a)	145,600	12,071,696

		58,378,136
Chemicals — 2.9%
CF Industries Holdings, Inc.	18,250	4,389,673
The Dow Chemical Co. (b)	138,800	7,142,648
PPG Industries, Inc.	115,175	24,204,026

		35,736,347
Communications Equipment — 2.1%
QUALCOMM, Inc.	329,600	26,104,320
Construction & Engineering — 0.2%
AECOM Technology Corp. (a)	95,400	3,071,880
Consumer Finance — 2.1%
Discover Financial Services	432,125	26,783,107
Containers & Packaging — 2.0%
Packaging Corp. of America	346,310	24,757,702
Electronic Equipment, Instruments & Components — 0.7%
TE Connectivity Ltd.	146,900	9,084,296
Energy Equipment & Services — 6.0%
Halliburton Co.	256,500	18,214,065
Oceaneering International, Inc.	183,150	14,309,509
Schlumberger Ltd.	357,700	42,190,715

		74,714,289
Food & Staples Retailing — 2.3%
CVS Caremark Corp.	374,500	28,226,065
Health Care Providers & Services — 5.1%
Aetna, Inc.	266,900	21,640,252

Common Stocks	Shares	Value
Health Care Providers & Services (concluded)
McKesson Corp.	128,850	$23,993,159
Universal Health Services, Inc., Class B	194,166	18,593,336

		64,226,747
Hotels, Restaurants & Leisure — 1.0%
Las Vegas Sands Corp.	170,000	12,957,400
Household Durables — 0.8%
Whirlpool Corp.	67,600	9,411,272
Industrial Conglomerates — 2.8%
3M Co.	240,175	34,402,667
Insurance — 1.1%
The Travelers Cos., Inc.	142,150	13,372,051
Internet & Catalog Retail — 1.4%
The Priceline Group, Inc. (a)	14,180	17,058,540
Internet Software & Services — 7.5%
Facebook, Inc., Class A (a)	304,700	20,503,263
Google, Inc., Class A (a)	51,635	30,189,435
Google, Inc., Class C (a)	51,915	29,865,661
VeriSign, Inc. (a)	170,500	8,322,105
Yahoo!, Inc. (a)	138,500	4,865,505

		93,745,969
IT Services — 7.7%
Alliance Data Systems Corp. (a)	82,975	23,336,719
Cognizant Technology Solutions Corp., Class A (a)	282,000	13,792,620
DST Systems, Inc.	140,050	12,908,409
MasterCard Inc., Class A	431,500	31,702,305
Total System Services, Inc.	201,448	6,327,482
Visa, Inc., Class A	36,900	7,775,199

		95,842,734
Machinery — 3.1%
Cummins, Inc.	88,700	13,685,523
Parker Hannifin Corp.	110,377	13,877,700
WABCO Holdings, Inc. (a)	101,600	10,852,912

		38,416,135
Media — 4.7%
Comcast Corp., Class A	762,400	40,925,632
The Walt Disney Co.	205,700	17,636,718

		58,562,350
Oil, Gas & Consumable Fuels — 2.6%
Marathon Petroleum Corp.	114,700	8,954,629
PBF Energy, Inc., Class A	90,004	2,398,606
Suncor Energy, Inc.	506,465	21,590,603

		32,943,838

Portfolio Abbreviations

ADR	American Depositary Receipts

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2014	15

Schedule of Investments (continued)	Master Large Cap Growth Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Paper & Forest Products — 0.7%
International Paper Co.	174,025	$8,783,042
Pharmaceuticals — 4.0%
Merck & Co., Inc.	229,600	13,282,360
Mylan, Inc. (a)	292,849	15,099,294
Salix Pharmaceuticals Ltd. (a)	78,711	9,709,002
Teva Pharmaceutical Industries Ltd. — ADR	236,872	12,416,830

		50,507,486
Road & Rail — 1.6%
Norfolk Southern Corp.	157,700	16,247,831
Union Pacific Corp.	34,200	3,411,450

		19,659,281
Semiconductors & Semiconductor Equipment — 1.4%
Micron Technology, Inc. (a)	513,900	16,933,005
Software — 6.5%
Microsoft Corp.	1,113,250	46,422,525
Oracle Corp.	637,300	25,829,769
Symantec Corp.	366,100	8,383,690

		80,635,984
Specialty Retail — 5.6%
The Home Depot, Inc.	70,300	5,691,488
Lowe’s Cos., Inc.	600,000	28,794,000
Ross Stores, Inc.	215,600	14,257,628
TJX Cos., Inc.	409,005	21,738,616

		70,481,732

Common Stocks	Shares	Value
Technology Hardware, Storage & Peripherals — 6.6%
Apple Inc.	519,385	$48,266,448
EMC Corp.	917,800	24,174,852
NetApp, Inc.	64,798	2,366,423
SanDisk Corp.	75,400	7,874,022

		82,681,745
Textiles, Apparel & Luxury Goods — 0.6%
VF Corp.	113,900	7,175,700
Tobacco — 1.0%
Philip Morris International, Inc.	155,600	13,118,636
Total Long-Term Investments (Cost — $898,602,809) — 97.4%		1,213,891,895

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(d)	40,397,275	40,397,275
Total Short-Term Securities (Cost — $40,397,275) — 3.2%		40,397,275
Total Investments (Cost — $939,000,084*) — 100.6%		1,254,289,170
Liabilities in Excess of Other Assets — (0.6)%		(7,221,177)

Net Assets — 100.0%		$1,247,067,993

Notes to Schedule of Investments

*	As of June 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$939,922,969

Gross unrealized appreciation	$317,780,702
Gross unrealized depreciation	(3,414,501)

Net unrealized appreciation	$314,366,201

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged in connection with outstanding financial futures contracts.

(c)	Investments in issuers considered to be an affiliate of the Portfolio during the period ended June 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at September 30, 2013	Net Activity	Shares/Beneficial Interest Held at June 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	12,806,801	27,590,474	40,397,275	$13,584
BlackRock Liquidity Series, LLC, Money Market Series	$13,291,349	$(13,291,349)	—	$10,836

(d)	Represents the current yield as of report date.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts outstanding as of June 30, 2014 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
173	S&P 500 E-Mini Futures	Chicago Mercantile	September 2014	$16,889,125	$252,995

16	BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2014

Schedule of Investments (concluded)	Master Large Cap Growth Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and derivative financial instruments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$1,213,891,895	—	—	$1,213,891,895
Short-Term Securities	40,397,275	—	—	40,397,275
Total	$1,254,289,170	—	—	$1,254,289,170

[1] See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity contracts	$252,995	—	—	$252,995

[2] Derivative financial instruments are financial futures contracts which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels during the period ended June 30, 2014.

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2014	17

Schedule of Investments June 30, 2014 (Unaudited)	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.5%
Raytheon Co.	123,850	$11,425,163
Rockwell Collins, Inc.	47,400	3,703,836

		15,128,999
Airlines — 2.2%
Delta Air Lines, Inc.	225,700	8,739,104
Southwest Airlines Co.	256,700	6,894,962
United Continental Holdings, Inc. (a)	161,992	6,653,011

		22,287,077
Auto Components — 2.0%
TRW Automotive Holdings Corp. (a)	224,422	20,090,257
Banks — 17.7%
Bank of America Corp.	2,391,958	36,764,394
Citigroup, Inc.	645,626	30,408,985
JPMorgan Chase & Co.	743,165	42,821,167
SunTrust Banks, Inc.	404,700	16,212,282
U.S. Bancorp	711,875	30,838,425
Wells Fargo & Co.	403,025	21,182,994

		178,228,247
Beverages — 0.9%
Molson Coors Brewing Co., Class B	118,100	8,758,296
Capital Markets — 1.7%
The Goldman Sachs Group, Inc.	99,408	16,644,876
Chemicals — 1.3%
Cabot Corp.	77,544	4,496,777
The Dow Chemical Co.	172,400	8,871,704

		13,368,481
Commercial Services & Supplies — 1.1%
Tyco International Ltd.	250,625	11,428,500
Communications Equipment — 3.1%
Brocade Communications Systems, Inc.	851,831	7,836,845
Cisco Systems, Inc.	957,800	23,801,330

		31,638,175
Construction & Engineering — 0.3%
AECOM Technology Corp. (a)	90,000	2,898,000
Consumer Finance — 2.6%
Discover Financial Services	422,580	26,191,508
Containers & Packaging — 0.4%
Packaging Corp. of America	61,800	4,418,082
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B (a)	45,700	5,783,792
Electronic Equipment, Instruments & Components — 0.7%
TE Connectivity Ltd.	115,400	7,136,336
Energy Equipment & Services — 1.1%
Halliburton Co.	150,600	10,694,106

Common Stocks	Shares	Value
Food & Staples Retailing — 3.2%
CVS Caremark Corp.	427,800	$32,243,286
Health Care Equipment & Supplies — 1.9%
Medtronic, Inc.	292,000	18,617,920
Health Care Providers & Services — 4.6%
Aetna, Inc.	214,800	17,415,984
UnitedHealth Group, Inc.	213,700	17,469,975
Universal Health Services, Inc., Class B	123,148	11,792,652

		46,678,611
Household Durables — 0.9%
Whirlpool Corp.	64,500	8,979,690
Household Products — 0.6%
The Procter & Gamble Co.	76,800	6,035,712
Industrial Conglomerates — 3.5%
3M Co.	151,275	21,668,631
General Electric Co.	519,375	13,649,175

		35,317,806
Insurance — 8.1%
American Financial Group, Inc.	134,425	8,006,353
American International Group, Inc.	565,000	30,837,700
The Chubb Corp.	204,515	18,850,148
Genworth Financial, Inc., Class A (a)	628,300	10,932,420
The Travelers Cos., Inc.	133,440	12,552,701

		81,179,322
IT Services — 1.2%
DST Systems, Inc.	78,600	7,244,562
Total System Services, Inc.	166,776	5,238,434

		12,482,996
Machinery — 1.8%
Kennametal, Inc.	90,300	4,179,084
Oshkosh Corp.	62,225	3,455,354
Parker Hannifin Corp.	83,212	10,462,245

		18,096,683
Media — 2.5%
Comcast Corp., Class A	470,100	25,234,968
Metals & Mining — 0.4%
Vale SA — ADR	276,800	3,662,064
Multiline Retail — 0.8%
Macy’s, Inc.	133,900	7,768,878
Oil, Gas & Consumable Fuels — 10.9%
BP PLC — ADR	332,200	17,523,550
Chevron Corp.	37,585	4,906,722
Exxon Mobil Corp.	296,225	29,823,933
Hess Corp.	142,300	14,072,047
Marathon Petroleum Corp.	207,355	16,188,205

Portfolio Abbreviation

ADR	American Depositary Receipts

18	BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2014

Schedule of Investments (continued)	Master Large Cap Value Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
PBF Energy, Inc., Class A	108,019	$2,878,706
Suncor Energy, Inc.	414,790	17,682,498
Tesoro Corp.	112,227	6,584,358

		109,660,019
Paper & Forest Products — 1.2%
Domtar Corp.	278,600	11,938,010
Pharmaceuticals — 7.9%
Johnson & Johnson	71,200	7,448,944
Merck & Co., Inc.	630,290	36,462,277
Pfizer, Inc.	860,625	25,543,350
Teva Pharmaceutical Industries Ltd. — ADR	192,052	10,067,366

		79,521,937
Road & Rail — 0.8%
Norfolk Southern Corp.	75,800	7,809,674
Semiconductors & Semiconductor Equipment — 0.9%
Micron Technology, Inc. (a)	286,300	9,433,585
Software — 1.0%
Oracle Corp.	132,140	5,355,634
Symantec Corp.	184,100	4,215,890

		9,571,524
Specialty Retail — 2.1%
Lowe’s Cos., Inc.	433,700	20,813,263

Common Stocks	Shares	Value
Technology Hardware, Storage & Peripherals — 5.6%
Apple, Inc.	36,300	$3,373,359
EMC Corp.	526,600	13,870,644
Hewlett-Packard Co.	426,174	14,353,540
SanDisk Corp.	65,500	6,840,165
Seagate Technology PLC	49,200	2,795,544
Western Digital Corp.	159,790	14,748,617

		55,981,869
Total Long-Term Investments (Cost — $715,763,543) — 97.1%		975,722,549

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)(c)	21,041,192	21,041,192
Total Short-Term Securities (Cost — $21,041,192) — 2.1%		21,041,192
Total Investments (Cost — $736,804,735*) — 99.2%		996,763,741
Other Assets Less Liabilities — 0.8%		8,019,165

Net Assets — 100.0%		$1,004,782,906

Notes to Schedule of Investments

*	As of June 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$759,435,853

Gross unrealized appreciation	$239,267,085
Gross unrealized depreciation	(1,939,197)

Net unrealized appreciation	$237,327,888

(a)	Non-income producing security.

(b)	Investments in issuers considered to be an affiliate of the Portfolio during the period ended June 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at September 30, 2013	Net Activity	Shares/Beneficial Interest Held at June 30, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	7,755,119	13,286,073	21,041,192	$7,810
BlackRock Liquidity Series, LLC, Money Market Series	$5,175,835	$(5,175,835)	—	$959

(c)	Represents the current yield as of report date.

•

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2014	19

Schedule of Investments (concluded)	Master Large Cap Value Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Portfolio’s investments categorized in the disclosure hierarchy as of June 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$975,722,549	—	—	$975,722,549
Short-Term Securities	21,041,192	—	—	21,041,192
Total	$996,763,741	—	—	$996,763,741

[1] See above Schedule of Investments for values in each industry.

The Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2014, bank overdraft of $1,247 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2014.

20	BLACKROCK LARGE CAP SERIES FUNDS, INC.	JUNE 30, 2014

Item 2 –	Controls and Procedures

2(a)–	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)–	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: August 26, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date: August 26, 2014

3